Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - DiamondHead Holdings Corp. - Level 3	Dec. 31, 2022 Y $ / shares	Dec. 31, 2021 Y $ / shares
Dividend rate
Fair Value Measurements
Derivative liability, measurement input	0
Exercise price
Fair Value Measurements
Derivative liability, measurement input	11.50	11.50
Stock Price
Fair Value Measurements
Derivative liability, measurement input	10.05	9.74
Option term (in years)
Fair Value Measurements
Derivative liability, measurement input | Y	5.00	4.82
Volatility
Fair Value Measurements
Derivative liability, measurement input	0.40	0.12
Risk-free interest rate
Fair Value Measurements
Derivative liability, measurement input	0.041	0.013